Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (4,128,438)	$ (4,067,097)	$ (4,850,379)	$ (4,023,967)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	1,114,232	2,252,965	2,717,291	1,550,995
Warrants issue for services	399,200
Common stock issued for debt extension	165,000
Amortization expense of debt discount		9,921	10,000	586,921
Depreciation	1,504	1,486	1,993	249
Amortization of prepaid expenses	(262,624)	83,333
Change in derivative liability - convertible debentures				6,088
Changes in operating assets and liabilities
Increase in surety bonds	(19,237)
Due to customers	86,719
Prepaid expenses and other current assets			(6,178)
Merchant services reserve				2,938
Accrued interest - convertible debenture				5,387
Accrued interest - notes payable				17,688
Accounts payable and accrued liabilities	253,864	(42)	(67,183)	200,281
Net cash used in operating activities	(2,389,780)	(1,719,434)	(2,194,996)	(1,653,420)
Cash flows from investing activities
Purchase of Equipment	(2,513)	(588)		(9,964)
Net cash used in investing activities	(2,513)	(588)		(9,964)
Cash flow from financing activities
Proceeds from exercise of warrants	800
Bank overdraft				(1,577)
Repayments on notes payable - related party	(180,382)	(50,000)	(67,780)	(101,935)
Proceeds from notes payable - related party		100,000	100,000	82,075
Proceeds from convertible note - related party				41,000
Proceeds from related party		3,000	3,000
Repayments to related party		(3,000)	(3,000)
Proceeds from issuance of common stock	3,585,000	1,600,000	2,410,000	1,866,667
Net cash provided by financing activities	3,405,418	1,650,000	2,442,220	1,886,230
Net increase / (decrease) in cash and cash equivalents	1,013,125	(70,022)	247,224	222,846
Cash and cash equivalents at beginning of period	470,800	223,576	223,576	730
Cash and cash equivalents at end of period	1,483,925	153,554	470,800	223,576
Supplemental disclosure of cash flow information:
Cash paid for interest	4,618	961	9,920	1,285
Cash paid for income taxes
Non-cash investing and financing activities:
Conversion of Convertible debentures related party to non convertible		88,241	88,162
Reclassification of derivative liability to additional paid in capital		2,162,408	2,162,408
Common stock issued conversion for conversion of notes payable - related party		50,000	50,000
Common stock issued for prepaid consulting services		$ 100,000
Debt discount due to beneficial conversion				586,921
Common stock issued from conversion of preferred stock				1
Common stock issued from conversion of debt and accrued interest				484,650
Forgiveness of accrued salary related-party				239,000
Forgiveness of accrued interest related-party				19,999
Extinguishment of derivative associated with related party note				$ 25,494